Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2015
Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company
	December 31,
	2014	2015
ASSETS
Current assets:
Cash and cash equivalents	$1,242,129	$385,524
Restricted cash	-	-
Short-term investments	6,839	180
Prepaid expenses and other current assets	111,872	178,689
Amounts due from subsidiaries and VIEs	459,303	1,081,115
Deferred tax assets - current	412	103

Total current assets	1,820,555	1,645,611

Acquired intangible assets, net	1,205	828
Investments in subsidiaries and VIEs	799,123	1,157,765
Long-term investments	45,211	31,051
Other noncurrent assets	26,964	21,687
Deferred tax assets - noncurrent	103	-

TOTAL ASSETS	$2,693,161	$2,856,942

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	12,455	6,206
Deferred revenue-current	1,539	385
Amounts due to subsidiaries and VIEs	15,184	23,471
Long-term debt-current portion	-	1,635,000

Total current liabilities	29,178	1,665,062

Deferred revenue-noncurrent	385	-
Long-term debt	1,635,000	-

TOTAL LIABILITIES	$1,664,563	$1,665,062

	December 31,
	2014	2015
EQUITY
Qihoo 360 Technology Co. Ltd. shareholders' equity

Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 147,485,168 and 151,592,057 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	$147	$152
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 45,931,163 and 42,568,349 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	46	43
Treasury stock	(139)	(97,623)
Additional paid-in capital	669,760	668,711
Accumulated other comprehensive loss	(11,772)	(56,927)
Retained earnings	370,556	677,524

Total shareholders' equity	1,028,598	1,191,880

TOTAL EQUITY	1,028,598	1,191,880

TOTAL LIABILITIES AND EQUITY	$2,693,161	$2,856,942

	For the years ended December 31,
	2013	2014	2015
Operating expenses:
Selling and marketing	$15,519	$15,666	$14,511
General and administrative	73,372	19,305	17,155
Product development	38,211	59,375	55,366

Total operating expenses	127,102	94,346	87,032

Loss from operations	(127,102)	(94,346)	(87,032)

Interest income	6,341	20,264	11,532
Interest expense	(5,551)	(24,010)	(32,351)
Other income	1,197	1,447	1,539
Exchange gain (loss)	5,100	(11,520)	1,706
Gain(loss) in connection with short-term investments	327	10,230	(7,012)
Gain in connection with long-term investments	413	-	363

Loss before income tax expense and earnings from subsidiaries and VIEs	(119,275)	(97,935)	(111,255)
Income in earnings of subsidiaries and VIEs	219,247	321,088	418,635

Income before income tax expense	99,972	223,153	307,380
Income tax expense	(320)	(385)	(412)

Net income attributable to Qihoo 360 Technology Co. Ltd.	$99,652	$222,768	$306,968

	For the years ended December 31,
	2013	2014	2015

Net income	$99,652	$222,768	$306,968

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	11,266	(42,342)	(54,032)
Unrealized gain (loss) on available-for-sale investments	-	10,190	(2,838)
Less: reclassification adjustment for gains recorded in net income	-	-	11,715

Other comprehensive income (loss)	11,266	(32,152)	(45,155)

Comprehensive income	110,918	190,616	261,813

Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$110,918	$190,616	$261,813

							Total
							Qihoo 360
					Accumulated		Technology
				Additional	other		Co. Ltd.
	Ordinary shares			paid-in	comprehensive	Retained	shareholders'
	Shares	Amount	Treasury Stock	capital	income (loss)	earnings	equity

Balance as of January 1, 2013	184,157,097	184	-	420,662	9,114	48,136	478,096
Issuance of ordinary shares in connection with share-based compensation arrangements	561,517	1	-	-	-	-	1
Share repurchase	(14,544)	-	(139)	-	-	-	(139)
Share-based compensation	-	-	-	121,087	-	-	121,087
Issuance of ordinary shares in connection with business acquisition	204,466	-	-	7,864	-	-	7,864
Issuance of ordinary shares in connection with exercise of options	3,982,385	4	-	19,067	-	-	19,071
Disposal of noncontrolling interest in subsidiaries	-	-	-	(5)	-	-	(5)
Net income	-	-	-	-	-	99,652	99,652
Other comprehensive income	-	-	-	-	11,266	-	11,266

Balance as of December 31, 2013	188,890,921	189	(139)	568,675	20,380	147,788	736,893
Issuance of ordinary shares in connection with share-based compensation arrangements	2,691,753	2	-	-	-	-	2
Share-based compensation	-	-	-	90,392	-	-	90,392
Issuance of ordinary shares in connection with exercise of options	1,833,657	2	-	15,064	-	-	15,066
Acquisition of additional equity interests in subsidiaries	-	-	-	(4,371)	-	-	(4,371)
Net income	-	-	-	-	-	222,768	222,768
Other comprehensive loss	-	-	-	-	(32,152)	-	(32,152)

							Total
							Qihoo 360
					Accumulated		Technology
				Additional	other		Co. Ltd.
	Ordinary shares			paid-in	comprehensive	Retained	shareholders'
	Shares	Amount	Treasury Stock	capital	income (loss)	earnings	equity

Balance as of December 31, 2014	193,416,331	$193	$(139)	$669,760	$(11,772)	$370,556	$1,028,598
Net income	-	-	-	-	-	306,968	306,968
Foreign currency translation adjustments	-	-	-	-	(54,032)	-	(54,032)
Net change in unrealized losses on available-for-sale investment securities	-	-	-	-	8,877	-	8,877
Share cancellation	(3)	-	-	-	-	-	-
Share repurchase & reissuance	-	-	(97,484)	(102,516)	-	-	(200,000)
Share-based compensation	-	-	-	113,113	-	-	113,113
Issuance of ordinary shares in connection with share-based compensation arrangements	248,543	1	-	-	-	-	1
Issuance of ordinary shares in connection with exercise of options	495,535	1	-	19,111	-	-	19,112
Issuance of ordinary shares in connection with business acquisition	-	-	-
Change of subsidiaries’ non-controlling interests in connection with capital injection	-	-	-	(34,310)	-	-	(34,310)
Disposal of non-controlling interest in subsidiaries	-	-	-	3,553	-	-	3,553
Balance as of December 31, 2015	194,160,406	$195	$(97,623)	$668,711	$(56,927)	$677,524	$1,191,880

	For the years ended December 31,
	2013	2014	2015

Cash flows from operating activities
Net income	$99,652	$222,768	$306,968
Adjustments to reconcile net income to net cash provided by operating activities
Share-based compensation	121,087	89,686	88,225
Gain from investments in subsidiaries and VIEs	(219,247)	(321,089)	(418,635)
Depreciation and amortization	1,476	1,243	1,117
(Gain) loss in connection with short-term investments	(327)	(10,230)	7,012
Gain in connection with long-term investments	(413)	-	(363)
Prepaid expenses and other current assets	463	(3,788)	4,690
Deferred taxes	(53)	174	412
Other noncurrent assets	743	3,373	5,277
Accrued expenses and other current liabilities	5,488	5,694	(6,249)
Deferred revenue	215	(662)	(1,539)
Amount due from/to subsidiaries and VIEs	(128,738)	(280,582)	(613,525)

Net cash used in operating activities	(119,654)	(293,413)	(626,610)

Cash flows from investing activities
Restricted cash	-	300	-
Purchase of intangible assets	(1,500)	-	(20)
Purchase of short-term investments	(510)	(30,025)	(28)
Proceeds from sale of short-term investments	762	35,335	22,703
Capital contribution for long-term investments	(15,760)	(39,928)	(82)
Dividends received from investments	413	-	451
Investment in subsidiaries	-	(53,771)	97

Net cash (used in) provided by investing activities	$(16,595)	$(88,089)	$23,121

	For the years ended December 31,
	2013	2014	2015

Cash flows from financing activities
Proceeds from issuance of Convertible Senior Notes (net of issuance costs of $12,150, $18,630 and $nil in 2013, 2014 and 2015, respectively)	587,850	1,016,370	-
Deferred payment for acquisition of business	-	-	(2,202)
Proceeds from exercise of share options	23,678	15,947	17,896
Payment for share repurchase	-	(104,201)	(268,810)

Net cash provided by(used in) financing activities	611,528	928,116	(253,116)

Net increase (decrease) in cash and cash equivalents	475,279	546,614	(856,605)
Cash and cash equivalents at beginning of year	220,236	695,515	1,242,129

Cash and cash equivalents at end of year	$695,515	$1,242,129	$385,524